Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.24	$ 0.24
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	6,654,077	1,743,362
Ordinary shares, shares outstanding	6,654,077	1,743,362
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding